UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10067
Eaton Vance Variable Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund	as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 89.7% (1)

Principal Amount	Borrower/Tranche Description	Value

Aerospace and Defense — 1.8%
	Alliant Techsystems, Inc.
$286,544	Term Loan, 4.38%, Maturing March 31, 2011	$291,559
	Ceradyne, Inc.
299,250	Term Loan, 4.88%, Maturing August 18, 2011	304,487
	DRS Technologies, Inc.
279,339	Term Loan, 4.44%, Maturing November 4, 2010	282,744
	DynCorp International, LLC
105,000	Term Loan, 6.06%, Maturing February 11, 2011	106,312
	Transdigm, Inc.
495,000	Term Loan, 4.94%, Maturing July 22, 2010	503,430
		$1,488,532
Automotive — 3.8%
	Accuride Corp.
249,263	Term Loan, 5.34%, Maturing January 31, 2012	251,950
	Collins & Aikman Products Co.
188,308	Revolving Loan, 6.34%, Maturing August 31, 2009	187,994
	Dayco Products, LLC
148,875	Term Loan, 6.24%, Maturing June 23, 2011	151,480
	Dura Operating Corp.
260,219	Term Loan, 5.35%, Maturing March 31, 2007	262,821
	Exide Technologies
88,219	Term Loan, 6.24%, Maturing May 5, 2010	88,881
88,219	Term Loan, 6.24%, Maturing May 5, 2010	89,212
	Federal-Mogul Corp.
350,000	Term Loan, 6.60%, Maturing February 24, 2005	352,187

	The Goodyear Tire & Rubber Co.
$300,000	Term Loan, 6.56%, Maturing March 31, 2006	$303,187
150,000	Term Loan, 9.25%, Maturing March 31, 2006	151,575
	TI Automotive, Ltd.
70,000	Term Loan, 6.03%, Maturing June 30, 2011	69,759
	Trimas Corp.
300,746	Term Loan, 6.19%, Maturing December 31, 2009	305,759
	TRW Automotive, Inc.
100,000	Term Loan, 5.34%, Maturing June 30, 2009	101,042
149,625	Term Loan, 3.88%, Maturing October 31, 2010	151,262
214,044	Term Loan, 4.38%, Maturing February 27, 2011	216,407
	United Components, Inc.
370,117	Term Loan, 5.29%, Maturing June 30, 2010	375,900
		$3,059,416

Beverage and Tobacco — 1.3%
	Constellation Brands, Inc.
332,333	Term Loan, 4.99%, Maturing December 22, 2011	338,011
	Culligan International Co.
350,000	Term Loan, 5.27%, Maturing September 30, 2011	356,635
	Southern Wine & Spirits of America, Inc.
341,247	Term Loan, 5.35%, Maturing June 28, 2008	346,473
		$1,041,119

Building and Development — 4.1%
	General Growth Properties, Inc.
703,419	Term Loan, 5.10%, Maturing November 12, 2008	716,088
	Landsource Communities, LLC
251,000	Term Loan, 5.38%, Maturing March 31, 2010	254,687
	LNR Property Corp.
350,000	Term Loan, 5.81%, Maturing February 3, 2008	355,195
	LNR Property Holdings
75,000	Term Loan, 7.31%, Maturing February 3, 2008	75,844
	Mueller Group, Inc.
188,724	Term Loan, 5.67%, Maturing April 23, 2011	190,966
	Newkirk Master, L.P.
346,757	Term Loan, 7.35%, Maturing November 24, 2006	351,958

	Newkirk Tender Holdings, LLC
$85,000	Term Loan, 7.59%, Maturing May 25, 2006	$85,637
	Nortek, Inc.
328,350	Term Loan, 5.59%, Maturing August 27, 2011	333,686
	Panolam Industries Holdings
79,371	Term Loan, 6.13%, Maturing June 3, 2011	80,463
	Ply Gem Industries, Inc.
168,300	Term Loan, 5.28%, Maturing February 12, 2011	170,614
24,700	Term Loan, 5.60%, Maturing February 12, 2011	25,040
	St. Marys Cement, Inc.
345,625	Term Loan, 5.09%, Maturing December 4, 2010	351,673
	Whitehall Street Real Estate, L.P.
194,085	Term Loan, 6.60%, Maturing September 11, 2006 (2)	198,413
	Wilmorite Holdings, L.P.
116,250	Term Loan, 5.60%, Maturing March 31, 2006	116,831
		$3,307,095

Business Equipment and Services — 1.9%
	Buhrmann US, Inc.
297,750	Term Loan, 5.16%, Maturing December 31, 2010	304,263
	Iron Mountain, Inc.
199,333	Term Loan, 4.56%, Maturing April 2, 2011	202,033
541,141	Term Loan, 4.69%, Maturing April 2, 2011	548,514
	Mitchell International, Inc.
331,877	Term Loan, 6.09%, Maturing August 13, 2011	337,893
	Telcordia Technologies, Inc.
175,000	Term Loan, 5.58%, Maturing September 15, 2012	175,948
		$1,568,651

Cable and Satellite Television — 5.1%
	Adelphia Communications Corp.
290,000	DIP Loan, 5.38%, Maturing March 31, 2006	291,495
	Atlantic Broadband Finance, LLC
350,000	Term Loan, 5.70%, Maturing February 10, 2011	357,875
	Bresnan Communications, LLC
300,000	Term Loan, 6.46%, Maturing September 30, 2009	303,750

	Canadian Cable Acquisition Co., Inc.
$348,250	Term Loan, 6.09%, Maturing July 30, 2011	$352,930
	Charter Communications Operating, LLC
744,375	Term Loan, 5.98%, Maturing April 27, 2011	748,994
	Insight Midwest Holdings, LLC
345,625	Term Loan, 5.75%, Maturing December 31, 2009	352,609
	MCC Iowa, LLC
334,250	Term Loan, 4.33%, Maturing March 31, 2010	333,456
	Mediacom Illinois, LLC
199,500	Term Loan, 5.00%, Maturing March 31, 2013	203,256
	NTL, Inc.
300,000	Term Loan, 5.20%, Maturing April 13, 2012	305,625
	PanAmSat Corp.
344,968	Term Loan, 5.75%, Maturing August 20, 2011	350,938
	UGS Corp.
298,500	Term Loan, 4.58%, Maturing May 27, 2011	304,470
	UPC Broadband Holdings B.V.
210,000	Term Loan, 5.75%, Maturing September 30, 2012	212,508
		$4,117,906

Chemicals and Plastics — 4.3%
	Brenntag AG
250,000	Term Loan, 5.88%, Maturing December 9, 2011	254,297
	Hercules, Inc.
396,754	Term Loan, 4.01%, Maturing October 8, 2010	402,581
	Huntsman International, LLC
315,794	Term Loan, 5.38%, Maturing December 31, 2010	322,504
	Innophos, Inc.
299,248	Term Loan, 5.36%, Maturing August 13, 2010	304,672
	Invista B.V.
233,491	Term Loan, 5.88%, Maturing April 29, 2011	238,380
101,304	Term Loan, 5.88%, Maturing April 29, 2011	103,425
	Kraton Polymer
257,321	Term Loan, 5.78%, Maturing December 5, 2008	262,146
	Mosaic Co.
200,000	Term Loan, 4.46%, Maturing June 15, 2007	202,542

	Nalco Co.
$675,338	Term Loan, 4.95%, Maturing November 4, 2010	$689,501
	Resolution Specialty Materials
49,750	Term Loan, 5.56%, Maturing August 2, 2010	50,434
	Rockwood Specialties Group, Inc.
410,000	Term Loan, 4.95%, Maturing July 30, 2012	419,079
	Solo Cup Co.
251,247	Term Loan, 4.97%, Maturing February 27, 2011	255,267
		$3,504,828

Clothing/Textiles — 0.2%
	SI Corp.
129,366	Term Loan, 7.10%, Maturing December 9, 2009	131,549
		$131,549

Conglomerates — 1.9%
	Amsted Industries, Inc.
367,626	Term Loan, 5.51%, Maturing October 15, 2010	373,830
	Goodman Global Holdings, Inc.
94,763	Term Loan, 5.13%, Maturing December 23, 2011	96,510
	Johnson Diversey, Inc.
281,270	Term Loan, 5.00%, Maturing November 30, 2009	285,445
	Polymer Group, Inc.
304,146	Term Loan, 6.34%, Maturing April 27, 2010	310,862
	PP Acquisition Corp.
350,625	Term Loan, 5.35%, Maturing November 12, 2011	355,446
	Roper Industries, Inc.
141,269	Term Loan, 4.25%, Maturing December 13, 2009	142,211
		$1,564,304

Containers and Glass Products — 5.0%
	Ball Corp.
344,710	Term Loan, 4.60%, Maturing December 31, 2009	350,570
	Berry Plastics Corp.
299,048	Term Loan, 4.77%, Maturing July 22, 2010	304,655
	BWAY Corp.
179,656	Term Loan, 5.00%, Maturing June 30, 2011	182,500

	Celanese AG
$279,522	Term Loan, 5.63%, Maturing April 6, 2011	$285,768
	Dr. Pepper/Seven Up Bottling Group, Inc.
308,321	Term Loan, 4.22%, Maturing December 19, 2010	314,728
	Graham Packaging Holdings Co.
513,713	Term Loan, 5.23%, Maturing October 7, 2011	524,886
	Graphic Packaging International, Inc.
503,745	Term Loan, 5.15%, Maturing August 8, 2009	513,253
	IPG (US), Inc.
348,250	Term Loan, 4.98%, Maturing July 28, 2011	353,474
	Kranson Industries, Inc.
49,625	Term Loan, 5.85%, Maturing July 30, 2011	50,369
	Owens-Illinois, Inc.
91,983	Term Loan, 5.58%, Maturing April 1, 2008	93,788
	Printpack Holdings, Inc.
257,227	Term Loan, 5.13%, Maturing April 30, 2009	261,567
	Silgan Holdings, Inc.
288,220	Term Loan, 4.87%, Maturing December 31, 2008	292,543
	Smurfit-Stone Container Corp.
42,866	Term Loan, 2.10%, Maturing November 1, 2011	43,730
342,578	Term Loan, 4.78%, Maturing November 1, 2011	349,465
108,890	Term Loan, 4.88%, Maturing November 1, 2011	111,109
		$4,032,405

Cosmetics/Toiletries — 0.8%
	Church & Dwight Co., Inc.
367,455	Revolving Loan, 4.60%, Maturing May 30, 2011	372,737
	Prestige Brands, Inc.
297,000	Term Loan, 5.38%, Maturing April 7, 2011	302,136
		$674,873

Drugs — 0.5%
	Warner Chilcott Corp.
96,357	Term Loan, 5.58%, Maturing January 18, 2012	97,477
44,514	Term Loan, 5.58%, Maturing January 18, 2012	45,032
239,129	Term Loan, 5.58%, Maturing January 18, 2012	241,908
		$384,417

Ecological Services and Equipment — 1.5%
	Alderwoods Group, Inc.
$118,463	Term Loan, 4.87%, Maturing September 29, 2009	$120,388
	Allied Waste Industries, Inc.
87,055	Term Loan, 2.87%, Maturing January 15, 2010	87,055
235,048	Term Loan, 5.04%, Maturing January 15, 2012	235,048
	Casella Waste Systems, Inc.
343,000	Term Loan, 5.65%, Maturing January 24, 2010	346,966
	National Waterworks, Inc.
392,857	Term Loan, 5.60%, Maturing November 22, 2009	399,732
		$1,189,189

Electronics/Electrical — 1.7%
	Amphenol Corp.
250,000	Term Loan, 4.30%, Maturing May 6, 2010	253,750
	Fairchild Semiconductor Corp.
346,487	Term Loan, 4.69%, Maturing June 19, 2008	350,601
99,750	Term Loan, 4.69%, Maturing December 31, 2010	101,371
	Invensys International Holding
346,003	Term Loan, 6.09%, Maturing September 5, 2009	352,490
	Rayovac Corp.
250,000	Term Loan, 4.70%, Maturing February 7, 2012	254,844
	Security Co., Inc.
99,250	Term Loan, 7.00%, Maturing June 28, 2010	100,987
		$1,414,043

Equipment Leasing — 0.9%
	Ashtead Group, PLC
200,000	Term Loan, 5.31%, Maturing November 12, 2009	203,125
	United Rentals, Inc.
91,876	Term Loan, 2.25%, Maturing February 14, 2011	93,398
454,788	Term Loan, 5.10%, Maturing February 14, 2011	463,173
		$759,696

Farming/Agriculture — 0.6%
	Central Garden & Pet Co.
398,991	Term Loan, 4.57%, Maturing May 19, 2009	403,480
	The Scotts Co.
99,250	Term Loan, 4.56%, Maturing September 30, 2010	100,863
		$504,343

Financial Intermediaries — 1.6%
	AIMCO Properties, L.P.
$350,000	Term Loan, 4.75%, Maturing November 2, 2009	$357,000
	Fidelity National Information Solutions, Inc.
600,000	Term Loan, 4.51%, Maturing March 9, 2013	602,850
	Refco Group Ltd., LLC
351,263	Term Loan, 4.85%, Maturing August 5, 2011	355,818
		$1,315,668

Food Products — 3.0%
	Acosta Sales Co., Inc.
99,500	Term Loan, 5.60%, Maturing August 13, 2010	101,024
	American Seafoods Holdings, LLC
214,833	Term Loan, 6.34%, Maturing March 31, 2009	218,257
	Doane Pet Care Co.
298,500	Term Loan, 6.70%, Maturing November 5, 2009	303,910
	Dole Food Co., Inc.
181,161	Term Loan, 5.05%, Maturing September 29, 2008	181,689
	Merisant Co.
397,749	Term Loan, 5.48%, Maturing January 31, 2010	397,998
	Michael Foods, Inc.
321,753	Term Loan, 5.07%, Maturing November 20, 2010	327,886
	Nash-Finch Co.
200,000	Term Loan, 4.88%, Maturing November 12, 2010	203,625
	Pinnacle Foods Holdings Corp.
346,500	Term Loan, 5.81%, Maturing November 25, 2010	350,994
	Reddy Ice Group, Inc.
385,812	Term Loan, 5.35%, Maturing July 31, 2009	388,103
		$2,473,486

Food Service — 1.8%
	AFC Enterprises, Inc.
$262,069	Term Loan, 7.75%, Maturing May 23, 2009	$264,772
	Domino’s, Inc.
271,401	Term Loan, 4.88%, Maturing June 25, 2010	276,150
	Gate Gourmet Borrower, LLC
198,000	Term Loan, 9.51%, Maturing December 31, 2008	193,978
	Jack in the Box, Inc.
346,500	Term Loan, 4.80%, Maturing January 8, 2011	352,131
	Weight Watchers International, Inc.
345,625	Term Loan, 4.34%, Maturing March 31, 2010	350,089
		$1,437,120

Food/Drug Retailers — 2.3%
	General Nutrition Centers, Inc.
85,004	Term Loan, 5.86%, Maturing December 5, 2009	86,279
	Giant Eagle, Inc.
331,417	Term Loan, 4.66%, Maturing August 6, 2009	337,216
	Rite Aid Corp.
412,900	Term Loan, 4.56%, Maturing September 22, 2009	416,771
	Roundy’s, Inc.
214,890	Term Loan, 4.84%, Maturing June 6, 2009	217,173
	The Jean Coutu Group (PJC), Inc.
497,500	Term Loan, 5.00%, Maturing July 30, 2011	507,955
	The Pantry, Inc.
278,949	Term Loan, 5.10%, Maturing March 12, 2011	284,615
		$1,850,009

Forest Products — 1.6%
	Appleton Papers, Inc.
299,246	Term Loan, 5.17%, Maturing June 11, 2010	303,314
	Boise Cascade Holdings, LLC
233,542	Term Loan, 5.13%, Maturing September 29, 2010	238,213
	Buckeye Technologies, Inc.
231,875	Term Loan, 4.86%, Maturing April 15, 2010	235,740
	Koch Cellulose, LLC
69,260	Term Loan, 4.44%, Maturing May 7, 2011	70,429
229,198	Term Loan, 5.34%, Maturing May 7, 2011	233,066
	RLC Industries Co.
260,673	Term Loan, 4.59%, Maturing February 24, 2010	261,651
		$1,342,413

Healthcare — 5.8%
	Accredo Health, Inc.
$264,211	Term Loan, 4.60%, Maturing April 30, 2011	$265,697
	Advanced Medical Optics, Inc.
241,872	Term Loan, 4.84%, Maturing June 25, 2009	245,954
	Colgate Medical, Ltd.
230,263	Term Loan, 5.09%, Maturing December 30, 2008	233,789
	Community Health Systems, Inc.
442,010	Term Loan, 4.64%, Maturing August 19, 2011	448,837
	Concentra Operating Corp.
397,000	Term Loan, 5.17%, Maturing June 30, 2009	403,121
	Conmed Corp.
187,297	Term Loan, 5.02%, Maturing December 31, 2007	189,638
	Cross Country Healthcare, Inc.
80,662	Term Loan, 6.12%, Maturing June 5, 2009	81,469
	Encore Medical IHC, Inc.
246,875	Term Loan, 5.77%, Maturing October 4, 2010	251,041
	Express Scripts, Inc.
247,500	Term Loan, 4.13%, Maturing February 13, 2010	250,594
	Fisher Scientific International, Inc.
297,750	Term Loan, 4.59%, Maturing August 2, 2011	300,666
	Healthsouth Corp.
250,000	Term Loan, 7.25%, Maturing June 14, 2007	252,422
	Kinetic Concepts, Inc.
223,129	Term Loan, 4.85%, Maturing October 3, 2009	226,197
	Knowledge Learning Corp.
230,222	Term Loan, 5.35%, Maturing January 7, 2012	232,812
	Magellan Health Services, Inc.
97,222	Term Loan, 5.22%, Maturing August 15, 2008	98,802
154,340	Term Loan, 5.26%, Maturing August 15, 2008	156,848
	Sybron Dental Management, Inc.
137,647	Term Loan, 4.68%, Maturing June 6, 2009	138,528
	Team Health, Inc.
186,967	Term Loan, 6.56%, Maturing March 23, 2011	187,435
	Triad Hospitals Holdings, Inc.
459,384	Term Loan, 5.10%, Maturing March 31, 2008	467,774
	VWR International, Inc.
241,533	Term Loan, 5.17%, Maturing April 7, 2011	246,188
		$4,677,812

Home Furnishings — 1.3%
	Jarden Corp.
$209,475	Term Loan, 5.09%, Maturing January 24, 2012	$212,486
	Knoll, Inc.
220,000	Term Loan, 5.95%, Maturing September 30, 2011	222,887
	Sealy Mattress Co.
249,107	Term Loan, 4.88%, Maturing April 6, 2012	254,297
	Simmons Co.
339,582	Term Loan, 5.65%, Maturing December 19, 2011	345,949
		$1,035,619

Industrial Equipment — 0.9%
	Alliance Laundry Holdings, LLC
198,000	Term Loan, 4.97%, Maturing January 27, 2012	200,558
	Flowserve Corp.
300,000	Term Loan, 5.84%, Maturing June 30, 2009	305,812
	SPX Corp.
263,227	Term Loan, 5.13%, Maturing September 30, 2009	264,839
		$771,209

Insurance — 1.2%
	Conseco, Inc.
479,450	Term Loan, 6.35%, Maturing June 22, 2010	489,039
	Hilb, Rogal & Hobbs Co.
341,270	Term Loan, 5.38%, Maturing December 15, 2011	347,349
	U.S.I. Holdings Corp.
105,000	Term Loan, 5.27%, Maturing August 11, 2008	105,558
		$941,946

Leisure Goods/Activities/Movies — 3.7%
	AMF Bowling Worldwide, Inc.
204,198	Term Loan, 5.89%, Maturing August 27, 2009	205,793
	Cinemark, Inc.
396,000	Term Loan, 4.35%, Maturing March 31, 2011	404,539

	Loews Cineplex Entertainment Corp.
$448,085	Term Loan, 4.90%, Maturing July 30, 2011	$456,451
	Metro-Goldwyn-Mayer Studios, Inc.
422,875	Term Loan, 5.35%, Maturing April 30, 2011	423,866
	Regal Cinemas Corp.
383,970	Term Loan, 5.09%, Maturing November 10, 2010	391,101
	Six Flags Theme Parks, Inc.
463,403	Term Loan, 5.25%, Maturing June 30, 2009	471,368
	Universal City Development Partners, Ltd.
349,125	Term Loan, 4.73%, Maturing June 9, 2011	355,235
	WMG Acquisition Corp.
321,750	Term Loan, 5.21%, Maturing February 28, 2011	324,733
		$3,033,086

Lodging and Casinos — 3.1%
	Alliance Gaming Corp.
315,757	Term Loan, 5.65%, Maturing September 5, 2009	317,730
	Ameristar Casinos, Inc.
275,152	Term Loan, 5.06%, Maturing December 31, 2006	279,796
	Argosy Gaming Co.
199,000	Term Loan, 4.85%, Maturing June 30, 2011	200,575
	Boyd Gaming Corp.
372,188	Term Loan, 4.83%, Maturing June 30, 2011	377,828
	CNL Hospitality Partners, L.P.
78,864	Term Loan, 5.25%, Maturing October 13, 2006	80,343
	Globalcash Access, LLC
162,885	Term Loan, 5.60%, Maturing March 10, 2010	165,735
	Isle of Capri Casinos, Inc.
394,013	Term Loan, 4.53%, Maturing February 4, 2012	400,021
	Marina District Finance Co., Inc.
249,375	Term Loan, 4.99%, Maturing October 14, 2011	252,752
	Pinnacle Entertainment, Inc.
100,000	Term Loan, 5.85%, Maturing August 27, 2010	101,812
	Venetian Casino Resort, LLC
259,679	Term Loan, 4.81%, Maturing June 15, 2011	263,217
	Wynn Las Vegas, LLC
100,000	Term Loan, 4.98%, Maturing December 14, 2011	101,891
		$2,541,700

Nonferrous Metals/Minerals — 1.5%
	Compass Minerals Group, Inc.
$88,411	Term Loan, 5.60%, Maturing November 28, 2009	$89,682
	Consol Energy, Inc.
300,000	Term Loan, 5.19%, Maturing June 30, 2010	300,094
	Foundation Coal Corp.
327,660	Term Loan, 5.03%, Maturing July 30, 2011	333,476
	ICG, LLC
199,500	Term Loan, 5.36%, Maturing November 5, 2010	202,991
	Novelis, Inc.
98,135	Term Loan, 4.50%, Maturing January 6, 2012	99,846
168,231	Term Loan, 4.50%, Maturing January 6, 2012	171,196
		$1,197,285

Oil and Gas — 3.2%
	Dresser Rand Group, Inc.
252,861	Term Loan, 5.36%, Maturing October 29, 2011	257,603
	Dresser, Inc.
324,390	Term Loan, 5.60%, Maturing April 10, 2009	331,284
	Dynegy Holdings, Inc.
322,563	Term Loan, 6.72%, Maturing May 28, 2010	329,720
	El Paso Corp.
159,750	Term Loan, 5.27%, Maturing November 23, 2009	161,947
264,120	Term Loan, 5.63%, Maturing November 23, 2009	268,164
	Getty Petroleum Marketing, Inc.
304,000	Term Loan, 6.36%, Maturing May 19, 2010	309,510
	Magellan Midstream Holdings, L.P.
130,758	Term Loan, 5.09%, Maturing December 10, 2011	133,046
	Semgroup, L.P.
134,615	Term Loan, 6.50%, Maturing August 27, 2008	136,214
115,385	Term Loan, 7.50%, Maturing August 27, 2008	116,755
	The Premcor Refining Group, Inc.
200,000	Term Loan, 4.44%, Maturing April 13, 2009	202,750
	Williams Production RMT Co.
345,625	Term Loan, 5.31%, Maturing May 30, 2007	351,673
		$2,598,666

Publishing — 7.2%
	Advanstar Communications, Inc.
$181,953	Term Loan, 7.35%, Maturing November 17, 2007	$183,280
	Advertising Directory Solution
495,375	Term Loan, 4.85%, Maturing November 9, 2011	497,284
	American Media Operations, Inc.
320,449	Term Loan, 5.31%, Maturing April 1, 2007	325,756
	Dex Media East, LLC
378,170	Term Loan, 4.69%, Maturing November 8, 2008	384,079
	Dex Media West, LLC
41,182	Term Loan, 4.91%, Maturing September 9, 2009	41,831
131,193	Term Loan, 4.66%, Maturing March 9, 2010	133,502
	Endurance Business Media, Inc.
160,000	Term Loan, 5.53%, Maturing March 8, 2012	163,300
	Freedom Communications
450,000	Term Loan, 4.60%, Maturing May 18, 2012	458,213
	Journal Register Co.
385,000	Term Loan, 4.18%, Maturing August 12, 2012	388,910
	Lamar Media Corp.
336,875	Term Loan, 4.11%, Maturing June 30, 2009	339,402
	Medianews Group, Inc.
410,573	Term Loan, 4.35%, Maturing August 25, 2010	413,824
	Merrill Communications, LLC
199,019	Term Loan, 5.22%, Maturing February 9, 2009	201,818
	Nebraska Book Co., Inc.
346,500	Term Loan, 5.88%, Maturing March 4, 2011	352,131
	Newspaper Holdings, Inc.
140,000	Term Loan, 5.15%, Maturing August 24, 2011	140,350
	R.H. Donnelley Corp.
20,115	Term Loan, 4.68%, Maturing December 31, 2009	20,346
447,240	Term Loan, 4.73%, Maturing June 30, 2010	455,371

	Source Media, Inc.
$97,059	Term Loan, 5.34%, Maturing November 8, 2011	$98,575
	SP Newsprint Co.
225,556	Term Loan, 5.59%, Maturing January 9, 2010	230,349
120,069	Term Loan, 5.85%, Maturing January 9, 2010	122,171
	Sun Media Corp.
318,420	Term Loan, 4.73%, Maturing February 7, 2009	323,661
	The Reader’s Digest Association, Inc.
298,369	Term Loan, 4.55%, Maturing May 20, 2008	303,404
	Transwestern Publishing Co., LLC
176,250	Term Loan, 4.52%, Maturing February 25, 2011	177,131
138,000	Term Loan, 4.56%, Maturing August 24, 2012	140,128
		$5,894,816

Radio and Television — 3.9%
	Adams Outdoor Advertising, L.P.
332,808	Term Loan, 4.92%, Maturing October 15, 2011	336,033
	CanWest Media, Inc.
233,116	Term Loan, 5.04%, Maturing August 15, 2009	236,759
	Cumulus Media, Inc.
88,750	Term Loan, 4.50%, Maturing March 28, 2009	89,776
198,500	Term Loan, 4.50%, Maturing March 28, 2010	201,726
	DirecTV Holdings, LLC
483,652	Term Loan, 4.56%, Maturing March 6, 2010	485,284
	Emmis Operating Co.
299,250	Term Loan, 4.52%, Maturing November 10, 2011	303,718
	Nexstar Broadcasting, Inc.
320,979	Term Loan, 6.35%, Maturing December 31, 2010	322,584
175,271	Term Loan, 6.50%, Maturing December 31, 2010	176,148
	Radio One, Inc.
202,596	Term Loan, 3.58%, Maturing June 30, 2007	201,204
	Rainbow National Services, LLC
188,855	Term Loan, 5.69%, Maturing March 31, 2012	191,885
	Raycom National, LLC
360,000	Term Loan, 4.56%, Maturing February 24, 2012	365,400

	Sinclair Television Group, Inc.
$98,750	Term Loan, 4.35%, Maturing June 30, 2009	$99,305
164,588	Term Loan, 4.60%, Maturing December 31, 2009	166,268
		$3,176,090

Rail Industries — 0.8%
	Kansas City Southern Industries, Inc.
347,379	Term Loan, 4.53%, Maturing March 30, 2008	353,415
	Railamerica, Inc.
249,375	Term Loan, 4.88%, Maturing September 29, 2011	254,467
29,479	Term Loan, 4.88%, Maturing September 29, 2011	30,075
		$637,957

Retailers (Except Food and Drug) — 3.5%
	Advance Stores Company, Inc.
56,261	Term Loan, 4.53%, Maturing September 30, 2010	57,122
95,360	Term Loan, 4.64%, Maturing September 30, 2010	96,821
	Alimentation Couche-Tard, Inc.
311,391	Term Loan, 4.63%, Maturing December 17, 2010	316,256
	Amscan Holdings, Inc.
99,250	Term Loan, 5.61%, Maturing April 30, 2012	100,118
	Coinmach Laundry Corp.
344,670	Term Loan, 5.77%, Maturing July 25, 2009	349,409
	CSK Auto, Inc.
396,000	Term Loan, 4.85%, Maturing June 20, 2009	400,455
	Harbor Freight Tools USA, Inc.
248,750	Term Loan, 5.04%, Maturing July 15, 2010	251,020
	Josten’s Corp.
394,000	Term Loan, 5.19%, Maturing December 6, 2011	400,854
	Oriental Trading Co., Inc.
225,594	Term Loan, 5.38%, Maturing August 4, 2010	229,824
	Rent-A-Center, Inc.
300,732	Term Loan, 4.46%, Maturing June 30, 2010	305,394
	Travelcenters of Ameria, Inc.
358,000	Term Loan, 4.51%, Maturing October 1, 2008	362,251
		$2,869,524

Surface Transport — 0.5%
	NFIL Holdings Corp.
$59,041	Term Loan, 4.40%, Maturing February 27, 2010	$60,074
160,598	Term Loan, 4.91%, Maturing February 27, 2010	163,007
	Sirva Worldwide, Inc.
200,000	Term Loan, 5.17%, Maturing December 31, 2010	197,375
		$420,456

Telecommunications — 5.2%
	Alaska Communications Systems Holdings, Inc.
300,000	Term Loan, 5.09%, Maturing February 1, 2012	305,109
	American Tower, L.P.
397,000	Term Loan, 4.23%, Maturing August 31, 2011	403,048
	Centennial Cellular Operating Co., LLC
346,500	Term Loan, 5.46%, Maturing February 9, 2011	353,186
	Consolidated Communications, Inc.
297,000	Term Loan, 5.34%, Maturing October 14, 2011	299,970
	Fairpoint Communications, Inc.
340,000	Term Loan, 5.15%, Maturing February 8, 2012	345,525
	Iowa Telecommunications Service
450,000	Term Loan, 5.08%, Maturing November 23, 2005	457,125
	Nextel Partners Operation Corp.
350,000	Term Loan, 5.44%, Maturing May 31, 2011	355,797
	Qwest Corp.
250,000	Term Loan, 7.39%, Maturing June 4, 2007	259,004
	SBA Senior Finance, Inc.
297,750	Term Loan, 5.96%, Maturing October 31, 2008	303,705
	Spectrasite Communications, Inc.
431,918	Term Loan, 4.52%, Maturing May 23, 2012	437,631
	Triton PCS, Inc.
124,688	Term Loan, 6.10%, Maturing November 18, 2009	127,275
	USA Mobility, Inc.
60,536	Term Loan, 5.33%, Maturing November 16, 2006	60,990

	Valor Telecom Enterprise, LLC
$208,600	Term Loan, 6.24%, Maturing February 14, 2012	$211,990
	Western Wireless Corp.
297,750	Term Loan, 5.72%, Maturing May 28, 2011	299,859
		$4,220,214

Utilities — 2.2%
	Allegheny Energy Supply Co., LLC
130,899	Term Loan, 5.11%, Maturing October 28, 2011	132,862
	Cogentrix Delaware Holdings, Inc.
297,663	Term Loan, 5.10%, Maturing February 26, 2009	298,407
	Coleto Creek WLE, L.P.
160,163	Term Loan, 5.10%, Maturing June 30, 2011	163,834
	NRG Energy, Inc.
177,528	Term Loan, 4.33%, Maturing December 20, 2011	180,502
225,230	Term Loan, 5.25%, Maturing December 20, 2011	229,002
	Pike Electric, Inc.
264,183	Term Loan, 5.00%, Maturing July 1, 2012	268,889
	Reliant Energy, Inc.
190,000	Term Loan, 6.02%, Maturing December 22, 2010	192,562
	Texas Genco, LLC
346,964	Term Loan, 5.01%, Maturing December 14, 2011	352,168
		$1,818,226

Total Senior, Floating Rate Interests
(identified cost $72,282,651)		$72,995,668

Floating Rate Notes — 0.5%

Principal
Amount
(000’s omitted)	Security

Radio and Television — 0.4%
	Paxson Communications Corp., Variable Rate
$300	5.41%, 1/15/10 (3)	302,250
		$302,250

Telecommunications — 0.1%
		Rogers Wireless, Inc., Variable Rate
$93		6.135%, 12/15/10		$96,720
				$96,720

Total Floating Rate Notes
(identified cost $393,000)				$398,970

Short-Term Investments — 7.7%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$1,628,000	04/01/05	General Electric Capital Corp. Commercial Paper	2.83%	$1,628,000
1,628,000	04/01/05	Investors Bank and Trust Company Time Deposit	2.85%	1,628,000
1,368,000	04/07/05	Old Line Funding, LLC Commercial Paper	2.83%	1,367,355
1,624,000	04/01/05	Societe General Commercial Paper	2.76%	1,624,000

Total Short-Term Investments
(at amortized cost)				$6,247,355

Total Investments — 97.9%
(identified cost $78,923,006)				$79,641,993

Other Assets, Less Liabilities — 2.1%				$1,695,446

Net Assets— 100.0%				$81,337,439

Note:  The Fund has made commitments to fund specified amounts under certain existing credit arrangments.  Pursuant to the terms of these arrangements, the Fund had unfunded loan commitments of $345,552 as of March 31, 2005.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)
Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, the aggregate value of the securities is $302,250 or 0.4% of the Fund’s net assets.

The Fund did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation/depreciation in the value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$78,923,006
Gross unrealized appreciation	$754,250
Gross unrealized depreciation	(35,263)
Net unrealized appreciation	$718,987

Eaton Vance VT Worldwide Health Sciences Fund	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.42%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization - Europe — 16.74% (1)
Altana AG	18,000	$1,147,304	4.56%
Novartis AG	42,000	1,967,552	7.83%
Serono SA, Class B	1,500	1,093,078	4.35%
		$4,207,934	16.74%

Major Capitalization - Far East — 11.53% (1)
Chugai Pharmaceuticals Co., Ltd.	53,000	814,858	3.24%
Fujisawa Pharmaceutical Co., Ltd.	39,000	939,741	3.74%
Takeda Pharmaceutical Co., Ltd.	24,000	1,143,951	4.55%
		$2,898,550	11.53%

Major Capitalization - North America — 36.83% (1)
Amgen, Inc. (3)	26,700	1,554,207	6.18%
Genentech, Inc. (3)	20,000	1,132,200	4.50%
Genzyme Corp. (3)	20,000	1,144,800	4.55%
Lilly (Eli) & Co.	19,400	1,010,740	4.02%
Medimmune, Inc. (3)	42,500	1,011,925	4.03%
Pfizer, Inc.	53,000	1,392,310	5.54%
Schering-Plough Corp.	61,000	1,107,150	4.40%
Wyeth	21,500	906,870	3.61%
		$9,260,202	36.83%

Specialty Capitalization - Europe — 1.69% (2)
Acambis plc (3)	64,000	286,567	1.14%
Berna Biotech AG (3)	16,500	137,137	0.55%
		$423,704	1.69%

Specialty Capitalization - North America — 27.63% (2)
Abgenix, Inc. (3)	43,000	301,000	1.20%
Affymetrix, Inc. (3)	29,000	1,242,360	4.94%
Biovail Corp. (3)	22,000	331,760	1.32%
Enzon Pharmaceuticals, Inc. (3)	32,000	326,080	1.30%
Exelixis, Inc. (3)	33,000	223,740	0.89%
Gen-Probe, Inc. (3)	22,500	1,002,600	3.99%
Human Genome Sciences, Inc. (3)	55,500	511,710	2.04%
ICOS Corp. (3)	22,300	500,858	1.99%
IVAX Corp. (3)	19,400	383,538	1.53%

1

Ligand Pharmaceuticals, Inc., Class A (3)	20,000	$114,600	0.46%
Ligand Pharmaceuticals, Inc., Class B (3)	22,000	126,060	0.50%
NPS Pharmaceuticals, Inc. (3)	34,800	439,176	1.75%
OSI Pharmaceuticals, Inc. (3)	13,000	537,420	2.14%
Savient Pharmaceuticals, Inc. (3)	45,000	123,750	0.49%
Tanox, Inc. (3)	30,000	288,000	1.15%
Transkaryotic Therapies, Inc. (3)	19,500	486,818	1.94%
		$6,939,470	27.63%

Total Common Stocks (identified cost $24,125,967)		$23,729,860

Commercial Paper — 3.93%

Security	Principal Amount (000’s omitted)	Value	Percentage of Net Assets
General Electric Co., 2.83%, 4/1/05	$987	987,000	3.93%

Total Commercial Paper (at amortized cost, $987,000)		$987,000

Short-Term Investments — 2.00%

Security	Principal Amount (000’s omitted)	Value	Percentage of Net Assets
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$503	503,000	2.00%

Total Short-Term Investments (at amortized cost, $503,000)		$503,000

Total Investments (identified cost $25,615,967)		$25,219,860	100.35%

Other Assets, Less Liabilities		$(87,780)	(0.35)%

Net Assets		$25,132,080	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more.

(2)	Specialty capitalization is defined as market value of less than $5 billion.

(3)	Non-income producing security.

See notes to financial statements

2

The Fund did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investment securities of the Fund at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$25,615,967
Gross unrealized appreciation	$3,414,494
Gross unrealized depreciation	(3,810,601)
Net unrealized depreciation	$(396,107)

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	May 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/James B. Hawkes
James B. Hawkes
President and Principal Executive Officer

Date:	May 18, 2005

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	May 18, 2005